Investments (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Investments [Line Items]
Investments	$ 26,146,622	$ 27,553,251
Partnership Investments
Schedule of Investments [Line Items]
Investments	5,924,275	5,530,419
Accrued Performance Allocations
Schedule of Investments [Line Items]
Investments	10,775,355	12,360,684
Other Investments
Schedule of Investments [Line Items]
Investments	4,323,639	3,471,642
Consolidated Blackstone Funds
Schedule of Investments [Line Items]
Investments	4,319,483	5,136,966
Corporate Treasury Investments
Schedule of Investments [Line Items]
Investments	$ 803,870	$ 1,053,540